Basis of presentation	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Basis of presentation
2.	Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with IFRS
®
Accounting Standards as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the IFRS Interpretations Committee (“IFRIC
®
Interpretations”). The consolidated financial statements are presented in Euros. Amounts are stated in thousands of Euros, unless otherwise indicated. For technical reasons, the information provided in these financial statements may contain rounding differences of +/- one unit.
The subsidiaries Immatics Biotechnologies GmbH and Immatics US Inc., are fully consolidated from the date upon which control was transferred to Immatics N.V. All intra-company assets and liabilities, equity, income, expenses and cash flows relating to transactions between the Group are eliminated in full upon consolidation. The consolidated statement of profit or loss is prepared based on the function of expense method. The financial statements were prepared in accordance with the historical cost principle and on a going concern basis. This excludes financial liabilities for warrants, which are measured at fair value. The presentation in the consolidated statement of financial position distinguishes between current and non-current assets and liabilities. Assets are classified as current if they are expected to realise to sell or consume the asset in its normal operating cycle. Liabilities are classified as current if they are due within one year.
The consolidated financial statements are presented in Euros, which is the functional and reporting currency of the parent, Immatics N.V. Assets and liabilities of foreign operations are translated into Euros at the rate of exchange prevailing at the reporting date. The Consolidated Statement of Profit/(Loss) is translated at average exchange rates. The currency translation differences are recognized in other comprehensive income.
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates, at the date the transaction first qualifies for recognition. The Group determined the functional currency of Immatics Biotechnologies GmbH to be Euros and of Immatics US Inc. to be USD. The Group used the following exchange rates to convert the financial statements of its U.S. subsidiary:

	2023		2022		2021
	Year-end rate	Average rate	Year-end rate	Average rate	Year-end rate	Average rate
Euros per U.S. Dollar	0.90498	0.92460	0.93756	0.94888	0.88292	0.84495

The reporting period for Immatics N.V. and its subsidiaries corresponds with the calendar year. The reporting period 2023 began on January 1, 2023 and ended on December 31, 2023.
The consolidated financial statements comprise the financial statements of Immatics N.V. and its wholly-owned subsidiaries Immatics Biotechnologies GmbH and Immatics US Inc.

2.1	Going concern
Since inception, the Group’s activities have consisted primarily of raising capital and performing research and development activities to advance its technologies. The Group is still in the development phase and has not yet marketed any products commercially. Immatics’ ongoing success depends on the successful development and regulatory approval of its products and its ability to finance operations. The Group will seek additional funding to reach its development and commercialization objectives.
The Group plans to seek funds through further private or public equity financings, debt financings, collaboration agreements and marketing, distribution or licensing arrangements. The Group may not be able to obtain financing or enter into collaboration or other arrangements on acceptable terms. If the Group is unable to obtain funding, it could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects. However, Immatics’ cash and cash equivalents and short-term deposits will be sufficient to fund operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the financial statements.
The accompanying consolidated financial statements have been prepared on a going concern basis. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, were the Group unable to continue as a going concern.